Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764859
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 10, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011

SUPPLEMENT

Dated October 10, 2011

to the

PROSPECTUS OF THE

API FUNDS

DATED MAY 31, 2011

The Prospectus of the API Efficient Frontier Funds, dated May 31, 2011, is amended as follows:

The "Principal Investment Strategies" section of the prospectus relating to the API Efficient Frontier Income Fund, on pages 33 and 34 of the prospectus, is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Income Fund invests in securities, derivatives and other financial instruments that, in the Adviser's opinion, offer the opportunity for current income with somewhat limited credit risk.

The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities and corporate bonds; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; Index Securities; Enhanced Index Products; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. In deciding whether to invest in a debt security, the Adviser focuses on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund generally will purchase longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund generally will purchase shorter maturity obligations. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Income Fund, such securities may include investments rated below investment grade, commonly known as "junk bonds." Further, the Income Fund may sell securities and other instruments short. When investing in equity securities, the Adviser looks for companies with favorable income-paying history and that have prospects for income payments to continue to increase.

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds' past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds' size and cost structure. The Adviser selects Index Securities and Enhanced Index Products in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, Index Securities and Enhanced Index Products, the Income Fund may have significant exposure to foreign securities, including high yield securities, emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Income Fund's investment objective: when an investment's performance does not meet the Adviser's expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or invested in money market mutual funds or money market instruments, including repurchase agreements. When the Fund is invested in this manner, it may not achieve its investment objective.

All portions of the prospectus not specifically amended by this supplement shall remain in full force and effect.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Supplement [Text Block]	cik0000764859_SupplementTextBlock

SUPPLEMENT

Dated October 10, 2011

to the

PROSPECTUS OF THE

API FUNDS

DATED MAY 31, 2011

The Prospectus of the API Efficient Frontier Funds, dated May 31, 2011, is amended as follows:

The "Principal Investment Strategies" section of the prospectus relating to the API Efficient Frontier Income Fund, on pages 33 and 34 of the prospectus, is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Income Fund invests in securities, derivatives and other financial instruments that, in the Adviser's opinion, offer the opportunity for current income with somewhat limited credit risk.

The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities and corporate bonds; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; Index Securities; Enhanced Index Products; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. In deciding whether to invest in a debt security, the Adviser focuses on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund generally will purchase longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund generally will purchase shorter maturity obligations. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Income Fund, such securities may include investments rated below investment grade, commonly known as "junk bonds." Further, the Income Fund may sell securities and other instruments short. When investing in equity securities, the Adviser looks for companies with favorable income-paying history and that have prospects for income payments to continue to increase.

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds' past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds' size and cost structure. The Adviser selects Index Securities and Enhanced Index Products in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, Index Securities and Enhanced Index Products, the Income Fund may have significant exposure to foreign securities, including high yield securities, emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Income Fund's investment objective: when an investment's performance does not meet the Adviser's expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or invested in money market mutual funds or money market instruments, including repurchase agreements. When the Fund is invested in this manner, it may not achieve its investment objective.

All portions of the prospectus not specifically amended by this supplement shall remain in full force and effect.

API Efficient Frontier Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000764859_SupplementTextBlock

SUPPLEMENT

Dated October 10, 2011

to the

PROSPECTUS OF THE

API FUNDS

DATED MAY 31, 2011

The Prospectus of the API Efficient Frontier Funds, dated May 31, 2011, is amended as follows:

The "Principal Investment Strategies" section of the prospectus relating to the API Efficient Frontier Income Fund, on pages 33 and 34 of the prospectus, is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Income Fund invests in securities, derivatives and other financial instruments that, in the Adviser's opinion, offer the opportunity for current income with somewhat limited credit risk.

The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities and corporate bonds; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; Index Securities; Enhanced Index Products; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. In deciding whether to invest in a debt security, the Adviser focuses on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund generally will purchase longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund generally will purchase shorter maturity obligations. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Income Fund, such securities may include investments rated below investment grade, commonly known as "junk bonds." Further, the Income Fund may sell securities and other instruments short. When investing in equity securities, the Adviser looks for companies with favorable income-paying history and that have prospects for income payments to continue to increase.

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds' past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds' size and cost structure. The Adviser selects Index Securities and Enhanced Index Products in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, Index Securities and Enhanced Index Products, the Income Fund may have significant exposure to foreign securities, including high yield securities, emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Income Fund's investment objective: when an investment's performance does not meet the Adviser's expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or invested in money market mutual funds or money market instruments, including repurchase agreements. When the Fund is invested in this manner, it may not achieve its investment objective.

All portions of the prospectus not specifically amended by this supplement shall remain in full force and effect.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Income Fund invests in securities, derivatives and other financial instruments that, in the Adviser's opinion, offer the opportunity for current income with somewhat limited credit risk.

The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities and corporate bonds; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; Index Securities; Enhanced Index Products; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. In deciding whether to invest in a debt security, the Adviser focuses on the maturity of the obligations and the credit quality of the security, including the underlying rating of insured bonds. When the Adviser believes there is a falling interest rate environment, the Income Fund generally will purchase longer maturity obligations. Similarly, when the Adviser believes there is a rising interest rate environment, the Income Fund generally will purchase shorter maturity obligations. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Income Fund, such securities may include investments rated below investment grade, commonly known as "junk bonds." Further, the Income Fund may sell securities and other instruments short. When investing in equity securities, the Adviser looks for companies with favorable income-paying history and that have prospects for income payments to continue to increase.

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds' past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds' size and cost structure. The Adviser selects Index Securities and Enhanced Index Products in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, Index Securities and Enhanced Index Products, the Income Fund may have significant exposure to foreign securities, including high yield securities, emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Income Fund's investment objective: when an investment's performance does not meet the Adviser's expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or invested in money market mutual funds or money market instruments, including repurchase agreements. When the Fund is invested in this manner, it may not achieve its investment objective.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2011